Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Operating Expenses [Abstract]
Cost of revenues	$ 4,686,379	$ 3,563,660	$ 9,013,739	$ 7,367,528
General and administrative expenses	7,397,955	5,496,617	14,883,003	12,184,292
Selling and marketing expenses	2,147,081	1,818,984	4,190,137	3,067,288
Research and development expenses	907,971	479,810	1,924,463	1,111,242
Total	$ 15,139,386	$ 11,359,071	$ 30,011,342	$ 23,730,350